SUBSEQUENT EVENTS	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On October 16, 2025, pursuant to the Securities Purchase Agreement the Company issued a fourth tranche convertible note in the principal amount of $2.2 million for a purchase price of $2.0 million, representing an original issue discount of ten percent (10%), and matures on October 16, 2026.

On October 1, 2025, the Company entered into a Fourth Amendment (the “Amendment”) to Aircraft Management Services Agreement (as amended the “Agreement”) with flyExclusive to bring the Agreement in line with Company’s anticipated shift in operations, new business directives, and to better accommodate the proposed Merger with M2i. The Amendment (i) modifies the term of the Agreement; (ii) grants flyExclusive, subject to certain terms and conditions, the right to purchase certain aviation-related assets from the Company and assume certain obligations of the Company (the “flyExclusive Asset Option”); (iii) grants the Company, subject to certain terms and conditions, the right to sell certain aviation-related assets to flyExclusive and assign certain obligations of the Company to flyExclusive (the “Company Asset Option,” and collectively with the flyExclusive Asset Option, the “Asset Options”); (iv) adds the obligation for flyExclusive to pay the Company $100,000 upon execution of the Amendment as settlement of net payables owed by flyExclusive to the Company under the terms of the Agreement (the “Net Payables Obligation”); and (v) modifies the material terms of flyExclusive’s right to cause the Company to merge with and into a wholly owned subsidiary of flyExclusive (the “flyExclusive Merger Option”), including that the flyExclusive Merger Option is to be only exercisable in the event that the Company and M2i terminate the Merger Agreement. The purchase price for the Asset Options and the Net Payables Obligations may be paid by flyExclusive in cash or shares of flyExclusive Class A common stock, at the sole discretion of flyExclusive. flyExclusive elected to pay the Net Payables Obligation by issuing the Company 20,576 shares of Class A common stock upon the receipt of all necessary approvals and conditions.

As consideration for the execution of the Amendment, flyExclusive agreed to pay $2,000,000 to the Company, in cash or shares of flyExclusive Class A common stock, in exchange for the right to receive either (i) the net proceeds that the Company receives from the sale of a certain G280 aircraft, which is expected to be delivered to the Company pursuant to an existing agreement (the “G280 Agreement”) with Gulfstream Aerospace Corporation (“Gulfstream”), or (ii) if, and only if, Gulfstream provides written consent, assignment of the G280 Agreement from the Company to flyExclusive subject to the execution of an asset purchase agreement relating solely to the transfer of the G280 Agreement. flyExclusive has elected to pay all of the $2,000,000 in shares of its Class A common stock and will issue an aggregate of 411,523 shares of its Class A common stock to the Company upon the receipt of all necessary approvals and conditions.

NOTE 19 – SUBSEQUENT EVENTS

Management has evaluated events that have occurred subsequent to the date of these consolidated financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through March 31, 2025, the date the consolidated audited financial statements were issued in accordance with FASB ASC Topic 855, “Subsequent Events.”

On February 12, 2025, the Board unanimously approved the Reverse Stock Split of the Company’s Common Stock, at a ratio of 1-for-25. The Reverse Stock Split became effective on February 24, 2025, with no change in par value. All share amounts have been retroactively adjusted to account for the Reverse Stock Split as if it occurred at inception. The Reverse Stock Split did not have an affect on the Authorized Common Stock.

On March 20, 2025 the Company sold GC Aviation, Inc., which holds the FAA Part 135 certificate for $2.0 million, of which $1.8 million is a note receivable.

M2i Global Inc [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

Note 10 – Subsequent Event

The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment consideration.

Subsequent to the end of the fiscal nine months ended August 31, 2025, the Company issued 5,700,000 shares of common stock for the value of $5,700 for advisory services.

Subsequent to the end of the fiscal nine months ended August 31, 2025, the Company received cash of $725,000 for the issuance of Series B Preferred Shares. The details of issuance of these shares have not yet been determined and the shares have not yet been issued. Upon issuance these Series B shares will be automatically converted into common shares.

Subsequent to the end of the fiscal nine months ended August 31, 2025, the Company issued 335,002 shares of common stock for the value of $58,800 as part of the Reg A offering.

Subsequent to the end of the fiscal nine months ended August 31, 2025, the Company received cash of $7,750 for the issuance of shares of common stock. The Company issued 9,650,000 shares of common stock for this cash received, for $1,000 of cash received in August and cash to be received of $900 for a total value of $9,650.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Stockholders

M2i Global, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of M2i Global, Inc. (the “Company”) as of November 30, 2024, and the related consolidated statements of operations, changes in stockholders’ (deficit) equity and cash flows for the year in the period ended November 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of November 30, 2024, and the results of its operations and its cash flows for the year in the period ended November 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the financial statements, the Company has limited revenues and incurred recurring losses that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ TAAD, L.L.P.

We have served as the Company’s auditor since 2024.

Diamond Bar, California

February 27, 2025

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholders

M2i Global, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of M2i Global, Inc.(formerly Inky, Inc.) (the “Company”) as of November 30, 2023, and the related consolidated statements of operations, changes in stockholders’ (deficit) equity and cash flows for the year in the period ended November 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of November 30, 2023, and the results of its operations and its cash flows for the year in the period ended November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the financial statements, the Company has limited revenues and incurred recurring losses that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Turner, Stone & Company, L.L.P.

We have served as the Company’s auditor from 2024 to 2024.

Dallas, Texas

April 16, 2024

M2i GLOBAL, INC.

CONSOLIDATED BALANCE SHEETS

	Years Ended
	November 30, 2024	November 30, 2023

Assets

Current assets
Cash	$80,281	$48,197
Prepaids and other current assets	5,139	-
Total current assets	85,420	48,197

TOTAL ASSETS	$85,420	$48,197

Liabilities and Stockholders’ (Deficit)

Current liabilities
Accounts payable and accrued expenses	$1,058,726	$175,047
Accounts payable and accrued expenses - related party	950,156	62,096
Convertible note, net of discount	270,000	250,000
Promissory Note	302,960	-
Related party loan	36,050	600,000
Total current liabilities	2,617,892	1,087,143

Total Liabilities	2,617,892	1,087,143

Commitments and contingencies
	-	-
Stockholders’ (deficit)
Preferred stock, authorized 100,000 shares, $.001 par value, 100,000 and 100,000 shares issued and outstanding, respectively	100	100
Common stock, authorized 1,000,000,000 shares, $.001 par value, 581,704,525 and 514,333,691 shares issued and outstanding at November 30, 2024 ended November 30, 2023, respectively	581,705	514,334
Treasury stock	(435,000)	(435,000)
Additional paid in capital	3,321,905	995,541
Accumulated (deficit)	(6,001,182)	(2,113,921)
Total stockholders’ (deficit)	(2,532,472)	(1,038,946)

Total liabilities and stockholders’ (deficit)	$85,420	$48,197

The accompanying notes are an integral part of these consolidated financial statements

M2i GLOBAL, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS

	Years Ended
	November 30, 2024	November 30, 2023

Revenue	$-	$3,400

Operating expenses
General and administrative	1,170,493	280,676
Legal and professional	2,624,628	1,586,705
Amortization	-	20,503
Impairment of assets	-	94,952
Total operating expenses	3,795,121	1,982,836

Loss from operations	(3,795,121)	(1,979,436)

Other expense
Interest expense	92,140	10,726
Total other expense	92,140	10,726

Net Loss	$(3,887,261)	$(1,990,162)

Loss per share	$(0.01)	$(0.01)

Weighted average shares outstanding - basic	548,195,417	280,869,691

The accompanying notes are an integral part of these consolidated financial statements

M2i GLOBAL, INC.

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ (DEFICIT)

For Years Ended November 30, 2024 and November 30, 2023

						Additional		Total
	Preferred Shares		Common Shares		Treasury	Paid in	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Stock	Capital	Deficit	(Deficit)

Balance at November 30, 2022	-	$-	7,105,357	$7,105	$-	$120,255	$(123,759)	$3,601

Shares issued for cash received	100,000	100	507,228,334	507,229	-	728,148	-	1,235,477

Purchase of treasury shares	-	-	-	-	(435,000)	-	-	(435,000)

Contribution from settlement of related party liabilities	-	-	-	-	-	146,593	-	146,593

Cash received for shares to be issued	-	-	-	-	-	545	-	545

Net loss	-	-	-	-	-	-	(1,990,162)	(1,990,162)

Balance at November 30, 2023	100,000	$100	514,333,691	$514,334	$(435,000)	$995,541	$(2,113,921)	$(1,038,946)

Shares issued for cash received	-	$-	109,137,500	$109,138	$-	$1,918,347		2,027,485

Shares issued for contract agreements	-	$-	20,000,000	20,000	$-	(18,000)		2,000

Shares cancelled	-	$-	(61,766,666)	(61,767)	$-	55,617		-

Cash received for shares to be issued	-	-	-	-	-	370,400	-	370,400

Net loss	-	-	-	-	-	-	(3,887,261)	(3,887,261)

Balance at November 30, 2024	100,000	$100	581,704,525	$581,705	$(435,000)	$3,321,905	$(6,001,182)	$(2,532,472)

The accompanying notes are an integral part of these consolidated financial statements

M2i GLOBAL, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years Ended
	November 30, 2024	November 30, 2023

Cash flows from operating activities
Net loss	$(3,887,261)	$(1,990,162)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of note discount	20,000	-
Amortization	-	20,503
Impairment of assets	-	94,952
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(3,139)	13,767
Accounts payable and accrued expenses	883,679	233,182
Accounts payable and accrued expenses-Related Party	888,060	-
Accrued payroll - related party	-	16,500

Net cash used in operating activities	(2,098,661)	(1,611,258)

Cash flows from financing activities
Proceeds for issuance of common stock	2,026,880	1,235,477
Proceeds for convertible note, net	-	250,000
Cash received for shares to be issued	369,855	545
Treasury repurchase	-	(435,000)
Promissory Note	302,960	-
Payment for cancelled shares	(5,000)	-
Proceeds from related party loan	127,550	608,319
Payments on related party loan	(691,500)	-

Net cash provided by financing activities	2,130,745	1,659,341

Net increase in cash	$32,084	$48,083
Cash, beginning of period	48,197	114

Cash, end of period	$80,281	$48,197

Supplemental schedule for non-cash investing and financing activities
Contribution from settlement of related party liabilities	$-	$146,593
Original issue discount on convertible note	$25,000	$20,000

The accompanying notes are an integral part of these consolidated financial statements

M2i GLOBAL, INC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 10 — Subsequent Events

The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment consideration.

Subsequent to the end of the fiscal November 30, 2024, the Company issued 28,700,000 shares of common stock for cash received totaling $472,400.

Subsequent to the end of the fiscal year November 30, 2024, the Company issued 2,250,000 shares of common stock for services.

Subsequent to the end of the fiscal year November 30, 2024, the Company received cash of $27,604 for issuance of 153,366 shares of common stock. These shares have not yet been issued.